SCHEDULE OF NET REVENUES BY PRODUCT (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Total consolidated revenue	$ 214,039	$ 365,975
Battery Packs/Battery Cells [Member]
Product Information [Line Items]
Total consolidated revenue	209,409	89,058
Battery Spare Parts and Others [Member]
Product Information [Line Items]
Total consolidated revenue	$ 4,630	$ 276,917